UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     August 1, 2000

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:        $182,590

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     6903    82300 SH       SOLE                                      82300
ABBOTT LABS COM                COM              002824100     4435    99530 SH       SOLE                                      99530
AGILENT TECHNOLOGIES COM       COM              00846U101     1218    16509 SH       SOLE                                      16509
AMERICAN INTL GROUP COM        COM              026874107     7956    67708 SH       SOLE                                      67708
AMGEN INC COM                  COM              031162100      246     3500 SH       SOLE                                       3500
AVERY DENNISON CORP COM        COM              053611109     5543    82578 SH       SOLE                                      82578
BELL ATLANTIC CORP COM         COM              077853109      433     8524 SH       SOLE                                       8524
BIOCONTROL TECHNOLOGY COM      COM              090586108        4    22728 SH       SOLE                                      22728
BRISTOL MYERS SQUIBB COM       COM              110122108      367     6300 SH       SOLE                                       6300
CENTEX CORP COM                COM              152312104     2463   104800 SH       SOLE                                     104800
CISCO SYS INC COM              COM              17275R102     7944   124980 SH       SOLE                                     124980
CITIGROUP INC COM              COM              172967101      864    14342 SH       SOLE                                      14342
COLGATE PALMOLIVE CO COM       COM              194162103      581     9700 SH       SOLE                                       9700
DU PONT E I DE NEMOURS COM     COM              263534109     1028    23502 SH       SOLE                                      23502
EXXON MOBIL CORP COM           COM              30231G102     7650    97447 SH       SOLE                                      97447
GAP INC DEL COM                COM              364760108     3427   109661 SH       SOLE                                     109661
GENERAL ELEC CO COM            COM              369604103    10210   192642 SH       SOLE                                     192642
HEWLETT PACKARD CO COM         COM              428236103     5470    43800 SH       SOLE                                      43800
HOME DEPOT INC COM             COM              437076102     5945   119050 SH       SOLE                                     119050
HONEYWELL INTERNATIONAL INC    COM              438516106     3496   103766 SH       SOLE                                     103766
HOUSEHOLD INTL INC COM         COM              441815107      499    12000 SH       SOLE                                      12000
ILLINOIS TOOL WKS INC COM      COM              452308109     4289    75240 SH       SOLE                                      75240
INTEL CORP COM                 COM              458140100    13772   103015 SH       SOLE                                     103015
INTERNATIONAL BUS MACH COM     COM              459200101      566     5168 SH       SOLE                                       5168
INTERPUBLIC GROUP COS COM      COM              460690100     5564   129404 SH       SOLE                                     129404
JOHNSON & JOHNSON COM          COM              478160104     8687    85272 SH       SOLE                                      85272
LEXMARK INTL GROUP INC CL A    COM              529771107      291     4330 SH       SOLE                                       4330
LUCENT TECHNOLOGIES COM        COM              549463107     1067    18011 SH       SOLE                                      18011
MEDTRONIC INC COM              COM              585055106     6455   129581 SH       SOLE                                     129581
MERCK & CO INC COM             COM              589331107     5673    74041 SH       SOLE                                      74041
MICROSOFT CORP COM             COM              594918104     4898    61230 SH       SOLE                                      61230
MORGAN STAN DEAN WITTR COM     COM              617446448     6101    73280 SH       SOLE                                      73280
ORACLE CORP COM                COM              68389X105      662     7874 SH       SOLE                                       7874
PNC BK CORP COM                COM              693475105      236     5036 SH       SOLE                                       5036
PRICE T ROWE & ASSOC COM       COM              741477103     4749   111750 SH       SOLE                                     111750
PROCTER & GAMBLE CO COM        COM              742718109     2239    39110 SH       SOLE                                      39110
SBC COMMUNICATIONS INC COM     COM              78387G103     4663   107825 SH       SOLE                                     107825
SCHERING PLOUGH CORP COM       COM              806605101     6164   122056 SH       SOLE                                     122056
SCHWAB CHARLES CP COM          COM              808513105     7040   209368 SH       SOLE                                     209368
SUN MICROSYSTEMS INC COM       COM              866810104     8093    88992 SH       SOLE                                      88992
TYCO INTL LTD COM              COM              902124106      474    10000 SH       SOLE                                      10000
VULCAN MATLS CO COM            COM              929160109     2154    50452 SH       SOLE                                      50452
WALGREEN CO COM                COM              931422109      538    16700 SH       SOLE                                      16700
WELLS FARGO & CO COM           COM              949746101     5469   141146 SH       SOLE                                     141146
WORLDCOM INC GA COM            COM              55268B106      390     8500 SH       SOLE                                       8500
BP AMOCO P L C SPONSORED ADR   ADR              055622104     5676   100346 SH       SOLE                                     100346